Provisions, Contingencies and Other Commitments - Summary of Provision (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Provisions [Line Items]
Provision	R$ 19,736	R$ 20,909
Current	4,974	4,434
Non-current	14,762	16,475
Legal proceedings provision [member]
Disclosure of Provisions [Line Items]
Provision	5,300	5,172	R$ 5,227
Labor [Member]
Disclosure of Provisions [Line Items]
Provision	7,283	7,232	6,132
Provision for taxes other than income tax [member]
Disclosure of Provisions [Line Items]
Provision	7,003	8,246	7,500
Other [Member]
Disclosure of Provisions [Line Items]
Provision	R$ 150	R$ 259	R$ 135